Capital commitments (Tables)	6 Months Ended
Jun. 30, 2020
Contractual Capital Commitments [Abstract]
Summary of capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2020	2019	2019
	US Dollar million	Unaudited	Unaudited	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	138	223	161

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures and $7m (Jun 2019: $8m, Dec 2019: $7m) relating to discontinued operations.